Consolidated Statements of Changes in Shareholders' Equity - CNY (¥)	Ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated other comprehensive loss	Retained earnings/ (Accumulated deficit)	Total
Balance at Dec. 31, 2018		¥ 11,200,000	¥ 40,197,986		¥ 72,511,298	¥ 123,909,284
Balance (in Shares) at Dec. 31, 2018	50,000,000
Net income (loss) for the year					47,236,997	47,236,997
Provision of statutory reserve			10,609,534		(10,609,534)
Foreign currency translation
Balance at Dec. 31, 2019		11,200,000	50,807,520		109,138,761	171,146,281
Balance (in Shares) at Dec. 31, 2019	50,000,000
Net income (loss) for the year					33,585,084	33,585,084
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost	¥ 45,198	170,649,003				170,694,201
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost (in Shares)	16,667,000
Provision of statutory reserve			7,409,675		(7,409,675)
Foreign currency translation				(7,956,640)		(7,956,640)
Balance at Dec. 31, 2020	¥ 45,198	181,849,003	58,217,195	(7,956,640)	135,314,170	367,468,926
Balance (in Shares) at Dec. 31, 2020	66,667,000
Net income (loss) for the year					(243,819,961)	(243,819,961)
Provision of statutory reserve			1,754,641		(1,754,641)
Foreign currency translation				(4,586,027)		(4,586,027)
Balance at Dec. 31, 2021	¥ 45,198	¥ 181,849,003	¥ 59,971,836	¥ (12,542,667)	¥ (110,260,432)	¥ 119,062,938
Balance (in Shares) at Dec. 31, 2021	66,667,000